Condensed Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Consolidated Statement of Comprehensive Income
Revenue	$ 119	$ 19
Administrative expenses	(16,757)	(25,383)
Operating loss	(16,638)	(25,364)
Change in fair value of warrants	(1)	12,910
Finance costs	(140)	(169)
Finance income	674
Loss before tax	(16,105)	(12,623)
Loss from continuing operations	(16,105)	(12,623)
Discontinued operation
Loss from discontinued operation, net of tax	(31,567)	(9,213)
Loss for the period	(47,672)	(21,836)
Items that may be reclassified to profit or loss
Currency translation differences	(2,848)	(2,503)
Total comprehensive loss for the year attributable to equity holders	(50,520)	(24,339)
Total comprehensive loss for the year attributable to equity holders arises from:
Continuing operations	(18,953)	(15,126)
Discontinued operations	(31,567)	(9,213)
Total comprehensive loss for the year attributable to equity holders	$ (50,520)	$ (24,339)
Earnings per ordinary share from continuing operations attributable to equity holders
Basic earnings per share, continuing operations	$ (0.09926)	$ (0.10064)
Diluted earnings per share, continuing operations	(0.09926)	(0.10064)
Earnings per ordinary share for the loss attributable to equity holders
Basic earnings per share	(0.29383)	(0.17409)
Diluted earnings per share	$ (0.29383)	$ (0.17409)